Members' Deficit (Details) - USD ($)	2 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Nov. 14, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Related party payable	$ 700,000	$ 0
Class A common stock
Class of Stock [Line Items]
Number of shares authorized	1,000		1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Number of shares issued	0		0
Class B common stock
Class of Stock [Line Items]
Number of shares authorized	1,000		1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Number of shares issued	100		100
Consideration received in exchange for shares	$ 1.00
DiscoverOrg Holdings
Class of Stock [Line Items]
Related party payable	$ 700,000			$ 0
Common Units | DiscoverOrg Holdings
Class of Stock [Line Items]
Number of Units outstanding (in shares)	244,100,000			246,000,000.0
Class P Units | DiscoverOrg Holdings
Class of Stock [Line Items]
Number of Units outstanding (in shares)	17,200,000			5,700,000
Preferred Units | DiscoverOrg Holdings
Class of Stock [Line Items]
Number of Units outstanding (in shares)	96,000,000.0			96,000,000.0